Insurance Receivable and Impairment	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Insurance Receivable and Impairment

(3) Insurance Receivable and Impairment

In 2019, one of the Company’s customers became insolvent and the total net book value of its owned containers to this insolvent customer was $63,120. The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from its customers, the cost to recover containers and up to 183 days of lost lease rental income. Based on prior recovery experience, the Company estimated that containers with a book value of $9,468 would not be recovered from this insolvent customer. Accordingly, the Company recorded impairment charges of $9,059 included in container lessee default expense in the consolidated statements of comprehensive income for the year ended December 31, 2019. An insurance receivable of $1,792, net of insurance deductible was recorded in the prepaid expenses and other current assets in the consolidated balance sheets as of December 31, 2019. The Company also recorded bad debt expense of $2,921 in the consolidated statements of comprehensive income to fully reserve for this insolvent customer’s outstanding accounts receivable during the year ended December 31, 2019.

Insurance receivable recorded on the Company’s owned fleet related to this insolvent customer are as follows:

Estimated unrecovered containers, net of insurance deductible	$409
Recovery costs	1,383
Insurance receivable related to this insolvent customer as of December 31, 2019	$1,792

In 2018, four of the Company’s customers became insolvent and the total net book value of its owned containers to these insolvent customers were $23,044. The Company recorded impairment charges of $12,543 on the unrecoverable containers for these insolvent customers and container recovery costs of $4,864, both included in container lessee default expense in the consolidated statements of comprehensive income during 2018. The Company also recorded bad debt expense of $2,049 in the consolidated statements of comprehensive income to fully reserve for these insolvent customers’ outstanding accounts receivable during 2018. Due to a better than expected recovery, the Company recorded a gain on container recovery of $1,488 included in container lessee default expense in the consolidated statements of comprehensive income during the year ended December 31, 2019. There is no insurance receivable associated with these insolvent customers as respective losses are below the insurance deductible.

In August 2016, one of the Company’s customers filed for bankruptcy. The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from this customer, the cost to recover containers and up to 183 days of lost lease rental income. The Company entered into a final agreement with the insurance companies on December 31, 2018 and the total remaining payments of $9,814 for the Company’s owned fleet were received in January and early February 2019. Accordingly, the Company recorded a $8,692 gain on insurance recovery and legal settlement in the consolidated statements of comprehensive income during the year ended December 31, 2018, which related to the final insurance settlement for insurable costs including primarily unrecovered containers and incurred container recovery costs, net of the insurance deductible. In 2019, the Company recorded a $14,881 gain on insurance recovery and legal settlement in the consolidated statements of comprehensive income on a net cash distribution from the bankruptcy estate for its owned fleet received during the year.